Miller Income Fund
December 31, 2020
Schedule of Investments (unaudited)
SECURITY			SHARES	VALUE
COMMON STOCKS - 46.2%

CONSUMER DISCRETIONARY - 1.9%
Specialty Retail - 1.9%
Chico's FAS Inc.			2,470,000	$3,927,300

CONSUMER STAPLES - 2.8%
Tobacco - 2.8%
British American Tobacco PLC			158,300	5,862,161

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chaparral Energy Stock Private Placement (c)			56,271	412,466
Ultra Resources Escrow Position			11,195	–
TOTAL ENERGY				412,466

FINANCIALS - 20.9%
Banks - 2.7%
Sberbank of Russia PJSC - ADR			379,500	5,502,750
Capital Markets - 12.1%
Apollo Global Management Inc., Class A Shares			220,000	10,775,600
Carlyle Group Inc./The			174,700	5,492,568
Lazard Ltd.			133,200	5,634,360
Sculptor Capital Management Inc.			207,400	3,152,480
Total Capital Markets				25,055,008
Consumer Finance - 4.0%
OneMain Holdings Inc.			172,700	8,317,232
Mortgage Real Estate Investment Trusts (REITs) - 2.1%
Chimera Investment Corp.			414,400	4,247,600
TOTAL FINANCIALS				43,122,590

INDUSTRIALS - 8.7%
Commercial Services & Supplies - 3.9%
Pitney Bowes Inc.			1,005,000	6,190,800
Quad/Graphics Inc.			477,800	1,825,196
Total Commercial Services & Supplies				8,015,996
Marine - 4.8%
Atlas Corp.			920,000	9,972,800
TOTAL INDUSTRIALS				17,988,796

MATERIALS - 8.4%
Chemicals - 4.9%
Chemours Co/The			404,600	10,030,034
Metals & Mining - 3.5%
Alrosa PJSC			5,478,100	7,284,502
TOTAL MATERIALS				17,314,536

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.3%
GEO Group Inc./The			765,600	6,783,216
TOTAL REAL ESTATE				6,783,216

TOTAL COMMON STOCKS (Cost - $80,614,713)				95,411,065

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 3.3%

FINANCIALS - 0.8%
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Two Harbors Investment Corp. (effective 1/27/2025, 3M US LIBOR + 5.011%)(a), 1/27/2025(b)	7.250%		73,786	$1,686,010

INDUSTRIALS - 2.5%
Commercial Services & Supplies - 2.5%
Pitney Bowes Inc.	6.700%		233,225	5,014,338
TOTAL FINANCIALS				6,700,348

TOTAL PREFERRED STOCKS (Cost - $4,254,262)				6,700,348

CONVERTIBLE BONDS - 3.6%		MATURITY DATE	FACE AMOUNT

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chaparral Energy Inc. (c)	9.000%	2/14/25	$1,050,000	1,050,000
TOTAL ENERGY				1,050,000

INFORMATION TECHNOLOGY - 3.1%
Software - 3.1%
MicroStrategy Inc. (c)	0.750%	12/15/25	5,000,000	6,426,850
TOTAL INFORMATION TECHNOLOGY				6,426,850

TOTAL CONVERTIBLE BONDS (Cost - $6,206,517)				7,476,850

CORPORATE BONDS - 44.7%

COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.8%
CenturyLink Inc.	7.600%	9/15/39	8,025,000	9,790,500

CONSUMER DISCRETIONARY - 16.6%
Leisure Products - 1.1%
Mattel Inc.	6.200%	10/1/40	1,886,000	2,211,335
Multiline Retail - 7.1%
Macy's Retail Holdings LLC	6.375%	3/15/37	5,150,000	4,346,407
Nordstrom Inc.	7.000%	1/15/38	4,620,000	4,764,714
Nordstrom Inc.	5.000%	1/15/44	5,850,000	5,509,969
Total Multiline Retail				14,621,090
Specialty Retail - 8.4%
Bed Bath & Beyond Inc.	5.165%	8/1/44	20,109,000	17,394,285
TOTAL CONSUMER DISCRETIONARY				34,226,710

ENERGY - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Alliance Resource Operating Partners LP (c)	7.500%	5/1/25	14,291,000	12,200,941
Extraction Oil & Gas Inc. (c)(d)	7.375%	5/15/24	2,000,000	375,000
NGL Energy Partners LP	7.500%	4/15/26	4,000,000	2,490,000
Occidental Petroleum Corp.	4.400%	4/15/46	5,500,000	4,784,989
Total Oil, Gas & Consumable Fuels				19,850,930
TOTAL ENERGY				19,850,930

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 4.2%
Consumer Finance - 4.2%
Curo Group Holdings Corp. (c)	8.250%	9/1/25	$8,980,000	$8,620,800

HEALTH CARE - 2.4%
Pharmaceuticals- 2.4%
Endo Finance LLC (c)	6.000%	6/30/28	5,852,000	4,886,420

INFORMATION TECHNOLOGY - 4.1%
Technology Hardware, Storage & Peripherals - 4.1%
Diebold Nixdorf Inc.	8.500%	4/15/24	8,294,000	8,428,777

MATERIALS - 2.8%
Metals & Mining - 2.8%
Cleveland-Cliffs Inc.	6.250%	10/1/40	6,445,000	5,889,119

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
GEO Group Inc./The	5.125%	4/1/23	425,000	382,500

TOTAL CORPORATE BONDS (Cost - $78,804,950)				92,075,756

TOTAL INVESTMENTS - 97.8% (Cost - $169,880,442)				$201,664,019
Other Assets in Excess of Liabilities - 2.2%				4,616,467
TOTAL NET ASSETS - 100.0%				$206,280,486

ADR - American Depositary Receipt
PJSC - Public Joint-Stock Company
PLC - Public Limited Company
(a) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of period end.
(b) Callable at any dividend payment on or after date disclosed.
(c) Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(d) Defaulted security.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of December 31, 2020:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$94,998,599	$-	$412,466	$95,411,065
Preferred Stocks	6,700,348	-	-	6,700,348
Convertible Bonds	-	6,426,850	1,050,000	7,476,850
Corporate Bonds	-	92,075,756	-	92,075,756
Total Investments	$101,698,947	$98,502,606	$1,462,466	$201,664,019
(a) See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Securities	Convertible Bond	Common Stock*
Balance as of September 30, 2020	$-	$-
Purchases	1,050,000	-
Transferred to level 3	-	488,070
Change in unrealized appreciation (depreciation)	-	(75,604)
Balance as of December 31, 2020:	$1,050,000	$412,466
Change in unrealized appreciation (depreciation) for Level 3 securities held at December 31, 2020	-	(75,604)

* The Chaparral Inc. common stock was issued to the Fund in exchange for the original Chaparral Inc. bond held.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of Level 3 investments.

	Fair Value at December 31, 2020	Valuation Technique(s)	Unobservable Input(s)	Value
Common Stock	$412,466	Market	Imputed Value of Equitized Senior Note	$7.33/Per Share
Convertible Bond	$1,050,000	Cost	Cost	$1,050,000